Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Compensation and benefits	$8,747	$8,732
Research and development costs	11,311	15,343
UCLB milestone	10	205
Professional fees	3,449	3,005
Other liabilities	150	496
Total accrued expenses and other liabilities	$23,667	$27,781